Provisions - Possible Contingencies (Details) - Civil and commercial proceedings, contingencies - Personal $ in Millions		1 Months Ended		2 Months Ended	15 Months Ended
	Feb. 24, 2017	Jun. 30, 2012	Nov. 30, 2011 action	Feb. 28, 2017 company	Dec. 31, 2017 ARS ($)
Consumidores Financieros Asociacion Civil para su Defensa
Provisions
Number of years to be considered for reimbursement of excess amount collected			10 years
Number of years to be considered for crediting the customers for unused minutes on expired prepaid cards			10 years
Total number of legal actions within the federal civil and commercial court | action			3
Changes in service prices
Provisions
Period considered for reimbursement of increased price billed to customer		2 months
Claim by content providers
Provisions
Number of companies that initiated a claim | company				4
Maximum percentage of services invoiced that the mobile operators are entitled to receive	40.00%
Period to file interconnection contracts under the ENACOM	30 days
Radioelectric Spectrum Fees
Provisions
Difference resulting from both sets of liquidation excluding interests | $					$ 403